Goodwill and intangible assets - Summary of Net Book Value Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 34,941
Ending balance	38,591	€ 34,941
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,431	35,519
Additions through business combinations	2,495	6,620
Disposal of businesses	(2)	(1)
Reclassification to held for sale	(903)
Additions	231	158
Disposals and other movements	(65)	(144)
Currency retranslation	2,183	(2,678)
Hyperinflationary adjustment	103	(43)
Ending balance	43,473	39,431
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,490)	(4,490)
Disposals and other movements	69	139
Currency retranslation	(187)	194
Amortisation/impairment for the year	(274)	(333)
Ending balance	(4,882)	(4,490)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,942
Ending balance	20,330	18,942
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,118	19,246
Additions through business combinations	741	2,407
Disposal of businesses	(2)	(1)
Reclassification to held for sale	(534)
Additions	0	0
Disposals and other movements	(18)	0
Currency retranslation	1,088	(1,496)
Hyperinflationary adjustment	96	(38)
Ending balance	21,489	20,118
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,176)	(1,179)
Disposals and other movements	18	0
Currency retranslation	(1)	3
Amortisation/impairment for the year	0	0
Ending balance	(1,159)	(1,176)
Indefinite-life intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,209
Ending balance	17,470	15,209
Indefinite-life intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,420	12,121
Additions through business combinations	1,753	4,244
Disposal of businesses	0	0
Reclassification to held for sale	(362)
Additions	0	0
Disposals and other movements	0	0
Currency retranslation	863	(940)
Hyperinflationary adjustment	7	(5)
Ending balance	17,681	15,420
Indefinite-life intangible assets | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(211)	(212)
Disposals and other movements	1	0
Currency retranslation	(1)	1
Amortisation/impairment for the year	0	0
Ending balance	(211)	(211)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	537
Ending balance	580	537
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,819	2,991
Additions through business combinations	0	0
Disposal of businesses	0	0
Reclassification to held for sale	(7)
Additions	229	156
Disposals and other movements	(44)	(144)
Currency retranslation	192	(184)
Hyperinflationary adjustment	0	0
Ending balance	3,189	2,819
Software | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,282)	(2,292)
Disposals and other movements	48	139
Currency retranslation	(153)	150
Amortisation/impairment for the year	(222)	(279)
Ending balance	(2,609)	(2,282)
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	253
Ending balance	211	253
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,074	1,161
Additions through business combinations	1	(31)
Disposal of businesses	0	0
Reclassification to held for sale	0
Additions	2	2
Disposals and other movements	(3)	0
Currency retranslation	40	(58)
Hyperinflationary adjustment	0	0
Ending balance	1,114	1,074
Other | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(821)	(807)
Disposals and other movements	2	0
Currency retranslation	(32)	40
Amortisation/impairment for the year	(52)	(54)
Ending balance	(903)	(821)
Horlicks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,718
Ending balance	2,898	2,718
Knorr
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,744
Ending balance	1,803	1,744
Paula's Choice
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	1,660
Carver Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,468
Ending balance	1,452	1,468
Hellmann's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,112
Ending balance	€ 1,196	€ 1,112